Summary of Significant Accounting Policies - Schedule of Contract Assets and Liabilities (Details) - CNY (¥)	Dec. 31, 2024	Jun. 30, 2024
Contract liabilities type：
Total contract liabilities	¥ 5,550,045	¥ 2,115,522
In time [Member]
Contract liabilities type：
Total contract liabilities	1,389,685	2,115,522
Over time [Member]
Contract liabilities type：
Total contract liabilities	¥ 4,160,360	¥ 0